UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08215

Name of Fund: BlackRock MuniHoldings Fund II, Inc. (MUH)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2013

Date of reporting period: 07/31/2012

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2012 (Unaudited)	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.8%
County of Jefferson Alabama, RB, Series A, 5.00%, 1/01/24	$3,450	$3,375,032
Alaska — 0.7%
Northern Tobacco Securitization Corp., Refunding RB, 5.00%, 6/01/46	1,660	1,302,154
Arizona — 3.2%
Arizona Water Infrastructure Finance Authority, Refunding RB, Series A, 5.00%, 10/01/23	2,310	2,958,810
Phoenix IDA Arizona, Refunding RB, America West Airlines, Inc. Project, AMT, 6.30%, 4/01/23	2,060	1,816,281
Pima County IDA, RB, Arizona Charter Schools Project, Series C, 6.75%, 7/01/31	910	912,484
Show Low Improvement District, Special Assessment Bonds, District No. 5, 6.38%, 1/01/15	325	328,107
		6,015,682
California — 13.8%
Benicia Unified School District, GO, CAB, Refunding, Series A (NPFGC), 3.26%, 8/01/20 (a)	2,000	1,544,600
California Health Facilities Financing Authority, RB:
Stanford Hospital and Clinics, Series A, 5.00%, 8/15/51	595	652,560
Sutter Health, Series B, 6.00%, 8/15/42	1,585	1,903,585
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.75%, 7/01/39	1,110	1,282,117
California State Public Works Board, RB, Various Capital Projects, Sub-Series l- 1, 6.38%, 11/01/34	600	728,850
California Statewide Communities Development Authority, RB, John Muir Health, 5.13%, 7/01/39	1,090	1,170,911
City of Los Angeles Department of Airports, Refunding RB, Series A, 5.25%, 5/15/39	400	450,700
San Diego Unified School District California, GO, CAB, Election of 2008, Series A, 4.55%, 7/01/29 (a)	2,525	1,179,579
San Marino Unified School District California, GO, Series A (NPFGC) (a):
2.12%, 7/01/17	1,820	1,640,748
2.35%, 7/01/18	1,945	1,693,901
2.72%, 7/01/19	2,070	1,717,189
State of California, GO, Various Purpose:
6.00%, 3/01/33	1,265	1,558,278

Municipal Bonds	Par (000)	Value
California (concluded)
State of California, GO, Various Purpose (concluded):
6.50%, 4/01/33	$7,325	$9,149,364
State of California, GO, Refunding, Various Purpose, 5.00%, 10/01/41	1,535	1,675,130
		26,347,512
Colorado — 1.9%
Colorado Educational & Cultural Facilities Authority, RB, Charter School, Colorado Springs, 5.50%, 7/01/40	1,055	1,096,778
Plaza Metropolitan District No. 1 Colorado, Tax Allocation Bonds, Public Improvement Fee, Tax Increment, 8.13%, 12/01/25	860	859,914
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	510	581,369
University of Colorado, RB, Series A, 5.38%, 6/01/38	920	1,078,857
		3,616,918
Connecticut — 3.2%
Connecticut State Health & Educational Facility Authority, RB, Ascension Health Senior Credit, 5.00%, 11/15/40	685	754,267
Connecticut State Health & Educational Facility Authority, Refunding RB, Wesleyan University, 5.00%, 7/01/35	1,875	2,136,056
State of Connecticut, GO, Refunding, Series C:
5.00%, 6/01/23	1,590	2,006,230
5.00%, 6/01/24	1,010	1,262,662
		6,159,215
Delaware — 1.5%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	570	647,252
Delaware State EDA, RB, Exempt Facilities, Indian River Power, 5.38%, 10/01/45	2,050	2,219,084
		2,866,336
District of Columbia — 2.5%
Metropolitan Washington Airports Authority, Refunding RB:
CAB, Second Senior Lien, Series B, (AGC), 5.04%, 10/01/34 (a)	10,170	3,374,711
First Senior Lien, Series A, 5.00%, 10/01/39	255	280,064
First Senior Lien, Series A, 5.25%, 10/01/44	1,000	1,107,360
		4,762,135

BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2012	1

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida — 6.0%
Ballantrae Community Development District, Special Assessment Bonds, 6.00%, 5/01/35	$1,500	$1,522,560
Broward County Water & Sewer Utility Revenue, Refunding RB, Series A, 5.25%, 10/01/34	545	650,768
Citizens Property Insurance Corp., RB, Senior Secured, Series A-1, 5.00%, 6/01/21	860	992,130
City of Clearwater FL, RB, Series A, 5.25%, 12/01/39	1,725	1,968,967
County of Miami-Dade Florida, RB, CAB, Sub-Series A (NPFGC), 5.48%, 10/01/37 (a)	1,765	452,528
Greater Orlando Aviation Authority Florida, RB, Special Purpose, JetBlue Airways Corp., AMT, 6.50%, 11/15/36	1,515	1,531,226
Hillsborough County IDA, RB, National Gypsum Co., Series B, AMT, 7.13%, 4/01/30	1,380	1,380,414
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/40	1,135	1,432,608
Palm Coast Park Community Development District, Special Assessment Bonds, 5.70%, 5/01/37	480	326,285
Preserve at Wilderness Lake Community Development District, Special Assessment Bonds, Series A, 5.90%, 5/01/34	1,175	1,176,939
		11,434,425
Georgia — 1.3%
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	420	464,625
Metropolitan Atlanta Rapid Transit Authority, RB, Sales Tax, Third Indenture Series, Series A, 5.00%, 7/01/39	1,740	1,943,197
		2,407,822
Hawaii — 0.4%
State of Hawaii, RB, Series A, 5.25%, 7/01/30	680	796,491
Idaho — 1.1%
Power County Industrial Development Corp., RB, FMC Corp. Project, AMT, 6.45%, 8/01/32	2,000	2,003,320
Illinois — 11.1%
Chicago Board of Education Illinois, GO, Series A, 5.50%, 12/01/39	1,060	1,235,769

Municipal Bonds	Par (000)	Value
Illinois (concluded)
City of Chicago Illinois, GARB, O’Hare International Airport, General, Third Lien,:
Series A, 5.75%, 1/01/39	$2,500	$2,946,850
Series C, 6.50%, 1/01/41	2,935	3,603,241
City of Chicago Illinois, GO, Series A, 5.00%, 1/01/34	2,290	2,563,472
City of Chicago Illinois, Refunding RB, Sales Tax Revenue, Series A, 5.25%, 1/01/38	410	470,672
City of Chicago Illinois, Special Assessment Bonds, Lake Shore East, 6.75%, 12/01/32	900	933,507
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts Revenue, 5.25%, 12/01/40	530	604,640
Illinois Finance Authority, Refunding RB:
Ascension Health Alliance, Series A, 5.00%, 11/15/37	490	545,777
Ascension Health Alliance, Series A, 5.00%, 11/15/42	890	985,363
Central DuPage Health, Series B, 5.50%, 11/01/39	800	900,536
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
CAB, Series B-1, (AGM), 5.19%, 6/15/47 (a)	9,555	1,600,462
Series B-1, (AGM), 5.00%, 6/15/50	1,585	1,714,970
Series B-2, 5.00%, 6/15/50	1,260	1,362,879
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	675	787,671
6.00%, 6/01/28	500	581,855
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	315	357,872
		21,195,536
Indiana — 2.1%
Indiana Finance Authority, RB:
CWA Authority Project, First Lien, Series A, 5.25%, 10/01/38	790	914,346
Sisters of St. Francis Health, 5.25%, 11/01/39	420	461,601
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A, 5.75%, 5/01/31	1,660	1,911,789
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	565	658,948
		3,946,684

BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2012	2

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Iowa — 0.6%
Iowa Student Loan Liquidity Corp., Refunding RB, Series A-1, AMT, 5.15%, 12/01/22	$1,080	$1,218,575
Kansas — 1.1%
Kansas Development Finance Authority, Refunding RB:
Adventist Health, 5.75%, 11/15/38	1,105	1,295,458
Sisters of Leavenworth, Series A, 5.00%, 1/01/40	785	856,490
		2,151,948
Kentucky — 0.3%
Kentucky Economic Development Finance Authority, RB, Owensboro Medical Health System, Series A, 6.38%, 6/01/40	510	600,112
Louisiana — 2.9%
East Baton Rouge Sewerage Commission, RB, Series A, 5.25%, 2/01/39	420	471,740
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Projects, 6.75%, 11/01/32	2,500	2,809,875
New Orleans Aviation Board, Refunding RB, Passenger Facility Charge, Series A, 5.25%, 1/01/41	310	340,485
State of Louisiana Gasoline & Fuels Tax Revenue, RB, Second Lien, Series B, 5.00%, 5/01/45	1,640	1,844,721
		5,466,821
Maine — 0.4%
Maine Health & Higher Educational Facilities Authority, RB, Series A, 5.00%, 7/01/39	150	162,848
Maine State Turnpike Authority, RB, Series A, 5.00%, 7/01/42	450	517,527
		680,375
Maryland — 1.0%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	220	239,866
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	415	449,225
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community, 6.25%, 1/01/41	1,095	1,250,227
		1,939,318

Municipal Bonds	Par (000)	Value
Massachusetts — 4.5%
Massachusetts Development Finance Agency, RB:
Neville Communities, Series A, (Ginnie Mae), 5.75%, 6/20/22	$600	$641,880
Neville Communities, Series A, (Ginnie Mae), 6.00%, 6/20/44	1,500	1,591,260
Wellesley College, Series J, 5.00%, 7/01/42	915	1,069,233
Massachusetts Development Finance Agency, Refunding RB, Boston University, Series P, 5.45%, 5/15/59	845	999,863
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare, Series J1, 5.00%, 7/01/39	910	992,018
Massachusetts HFA, HRB, M/F Housing, Series A, AMT, 5.25%, 12/01/48	2,100	2,132,445
Massachusetts HFA, Refunding HRB, Series F, AMT, 5.70%, 6/01/40	1,045	1,122,894
		8,549,593
Michigan — 2.5%
City of Detroit Michigan, RB, Senior Lien:
Sewage Disposal System, Series B, (AGM), 7.50%, 7/01/33	460	578,266
Water Supply System, Series A, 5.25%, 7/01/41	1,555	1,631,662
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	690	765,948
Michigan State Hospital Finance Authority, Refunding RB, Hospital, Henry Ford Health, 5.75%, 11/15/39	1,520	1,707,066
		4,682,942
Minnesota — 2.9%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series A, 6.75%, 11/15/32	1,540	1,841,347
Tobacco Securitization Authority Minnesota, Refunding RB:
5.25%, 3/01/25	2,260	2,622,301
5.25%, 3/01/31	950	1,068,683
		5,532,331
Nebraska — 0.4%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.00%, 9/01/42	730	750,944
New Hampshire — 0.9%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth-Hitchcock, 6.00%, 8/01/38	1,530	1,793,634

BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2012	3

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 2.1%
New Jersey EDA, Refunding RB, Cigarette Tax, 5.00%, 6/15/25	$490	$549,236
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.50%, 6/15/41	1,025	1,198,041
Series B, 5.25%, 6/15/36	1,235	1,422,979
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A, 4.50%, 6/01/23	890	846,630
		4,016,886
New York — 4.7%
Dutchess County Industrial Development Agency New York, Refunding RB, St. Francis Hospital, Series A, 7.50%, 3/01/29	800	824,120
Long Island Power Authority, Refunding RB, Series A, 5.75%, 4/01/39	1,050	1,225,318
Metropolitan Transportation Authority, RB, Series E, 5.00%, 11/15/42	275	309,103
Metropolitan Transportation Authority, Refunding RB:
Series B, 5.00%, 11/15/34	1,270	1,433,360
Series D, 5.25%, 11/15/40	610	689,477
New York City Industrial Development Agency, RB:
Continental Airlines Inc. Project, AMT, 8.00%, 11/01/12	340	343,386
Continental Airlines Inc. Project, Mandatory Put Bonds, AMT, 8.38%, 11/01/16	525	530,376
Series C, 6.80%, 6/01/28	415	423,815
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	615	701,500
New York State Thruway Authority, RB, Series I, 5.00%, 1/01/42	890	1,003,137
Port Authority of New York & New Jersey, RB, JFK International Air Terminal:
6.00%, 12/01/36	650	738,601
6.00%, 12/01/42	630	713,494
		8,935,687
North Carolina — 0.4%
North Carolina Medical Care Commission, RB, Duke University Health System, Series A, 5.00%, 6/01/42	705	778,666

Municipal Bonds	Par (000)	Value
Oregon — 0.1%
City of Tigard Washington County Oregon, Refunding RB, Water System, 5.00%, 8/01/37	$125	$145,054
Pennsylvania — 3.2%
Allegheny County Hospital Development Authority, Refunding RB, Health System, West Penn, Series A, 5.38%, 11/15/40	810	661,446
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 4/01/39	1,830	2,145,163
National Gypsum Co., Series A, AMT, 6.25%, 11/01/27	2,750	2,704,625
Philadelphia Authority for Industrial Development, RB, Commercial Development, AMT, 7.75%, 12/01/17	540	540,848
		6,052,082
Puerto Rico — 3.8%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.50%, 8/01/44	2,790	3,330,507
Puerto Rico Sales Tax Financing Corp., RB, CAB, Series A, 5.57%, 8/01/35 (a)	10,000	2,827,700
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB (a):
First Sub-Series C, 5.73%, 8/01/38	2,145	493,757
Series C, 5.43%, 8/01/39	2,800	659,064
		7,311,028
South Carolina — 1.0%
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	1,650	1,856,597
Tennessee — 1.1%
Hardeman County Correctional Facilities Corp. Tennessee, RB, Series B, 7.38%, 8/01/17	1,900	1,905,434
Rutherford County Health & Educational Facilities Board, RB, Ascension Health, Series C, 5.00%, 11/15/47	105	118,280
		2,023,714
Texas — 8.4%
Brazos River Harbor Navigation District, Refunding RB, Dow Chemical Co. Project, Series A7, AMT, 6.63%, 5/15/33	2,500	2,530,150

BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2012	4

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, 6.25%, 1/01/46	$1,070	$1,240,569
City of Austin Texas, Refunding RB, Water & Wastewater System Revenue, 5.00%, 11/15/37	315	367,668
City of Dallas Texas, Refunding RB, 5.00%, 10/01/35	760	876,478
City of Houston Texas, Refunding RB, Senior Lien, Series A, 5.50%, 7/01/39	535	600,832
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/35	1,380	1,675,968
La Vernia Higher Education Finance Corp., RB, KIPP Inc., Series A, 6.38%, 8/15/44	320	373,478
North Texas Tollway Authority, RB, CAB, Special Projects System, Series B, 5.39%, 9/01/37 (a)	1,015	267,676
North Texas Tollway Authority, Refunding RB, Toll, Second Tier, Series F, 6.13%, 1/01/31	3,020	3,339,727
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	1,165	1,422,232
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,300	1,560,858
University of Texas System, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	1,555	1,827,265
		16,082,901
Vermont — 0.0%
Vermont Educational & Health Buildings Financing Agency, RB, Developmental & Mental Health, Series A, 6.50%, 6/15/32	80	80,943
Virginia — 2.5%
Fairfax County EDA, Refunding RB, Goodwin House Inc., 5.13%, 10/01/42	2,500	2,560,750
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings Project, AMT:
5.25%, 1/01/32	400	432,752
6.00%, 1/01/37	925	1,056,452

Municipal Bonds	Par (000)	Value
Virginia (concluded)
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings Project, AMT (concluded):
5.50%, 1/01/42	$585	$644,646
		4,694,600
Washington — 1.2%
Seattle Housing Authority Washington, RB, Replacement Housing Projects, 6.13%, 12/01/32	910	911,875
Washington Health Care Facilities Authority, RB, Swedish Health Services, Series A, 6.75%, 5/15/21 (b)	990	1,380,812
		2,292,687
Wisconsin — 3.8%
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/36	3,620	4,498,900
Wisconsin Health & Educational Facilities Authority, RB:
Ascension Health Senior Credit Group, 5.00%, 11/15/33	1,235	1,369,133
SynergyHealth, Inc., 6.00%, 11/15/32	1,360	1,422,791
		7,290,824
Total Municipal Bonds – 100.4%		191,157,524

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)
Arizona — 0.7%
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	1,220	1,355,837
California — 13.1%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	1,640	1,898,592
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39	1,335	1,562,684
City of Los Angeles California Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/40	2,980	3,344,537
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	1,170	1,318,988

BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2012	5

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)	Par (000)	Value
California (concluded)
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	$553	$649,010
San Francisco City & County Public Utilities Commission, RB, Series B, 5.00%, 11/01/39	4,770	5,364,104
Sequoia Union High School District California, GO, Refunding, Election of 2004, Series B (AGM), 5.50%, 7/01/35	5,519	6,040,152
University of California, RB, Limited Project, Series B, 4.75%, 5/15/38 (b)	4,599	4,808,582
		24,986,649
Colorado — 2.4%
Colorado Health Facilities Authority, RB, Catholic Health:
Series C-3, (FSA), 5.10%, 10/01/41	1,870	1,997,272
Series C-7, (AGM), 5.00%, 9/01/36	1,200	1,283,280
Colorado Health Facilities Authority, Refunding RB, Catholic Health, Series A, 5.50%, 7/01/34	1,080	1,234,153
		4,514,705
Connecticut — 2.8%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	2,300	2,625,266
Series X-3, 4.85%, 7/01/37	2,370	2,711,754
		5,337,020
Florida — 1.7%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	2,840	3,195,571
Georgia — 1.0%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/38	1,649	1,829,727
Illinois — 2.2%
City of Chicago Illinois, Refunding RB, 5.00%, 11/01/42	3,638	4,141,897
Maryland — 1.2%
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Series B, 5.00%, 11/15/51	2,100	2,333,414
Massachusetts — 3.1%
Massachusetts School Building Authority, RB:
Senior Series B, 5.00%, 10/15/41	2,280	2,634,403
Series A, (AGM), 5.00%, 8/15/30	2,999	3,319,585
		5,953,988

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)	Par (000)	Value
Michigan — 0.8%
Detroit Water and Sewerage Department, Refunding RB, Series A:
5.00%, 7/01/32	$788	$828,346
5.25%, 7/01/39	675	711,493
		1,539,839
New Hampshire — 0.6%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39	1,019	1,216,666
New York — 12.5%
Hudson New York Yards Infrastructure Corp., RB, 5.75%, 2/15/47	810	949,296
New York City Municipal Water Finance Authority, Refunding RB, Series FF-2, 5.50%, 6/15/40	810	953,915
New York City Transitional Finance Authority, RB:
Fiscal 2009, Series S-3, 5.25%, 1/15/39	3,299	3,727,861
Future Tax Secured Revenue, Sub-Series E-1, 5.00%, 2/01/42	1,240	1,431,206
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction, 5.25%, 12/15/43	5,400	6,228,630
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51	3,250	3,845,238
New York State Dormitory Authority, ERB, Series F, 5.00%, 3/15/35	2,910	3,165,712
Sales Tax Asset Receivable Corp., Refunding RB, Series A (AMBAC), 5.25%, 10/15/27	3,200	3,507,683
		23,809,541
North Carolina — 0.5%
North Carolina Capital Facilities Finance Agency, Refunding RB, Wake Forest University, 5.00%, 1/01/38	800	896,208
Ohio — 4.1%
State of Ohio, Refunding RB, Cleveland Clinic Health, Series A, 5.50%, 1/01/39	6,974	7,828,712
Tennessee — 1.4%
Shelby County Health Educational & Housing Facilities Board, Refunding RB, St. Jude’s Children’s Research Hospital, 5.00%, 7/01/31	2,500	2,745,475
Texas — 3.0%
County of Harris Texas, RB, Senior Lien, Toll Road, Series A, 5.00%, 8/15/38	3,360	3,783,528

BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2012	6

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)	Par (000)	Value
Texas (concluded)
Harris County Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	$1,710	$1,957,625
		5,741,153
Utah — 0.8%
City of Riverton Utah Hospital, RB, IHC Health Services Inc., 5.00%, 8/15/41	1,395	1,524,154
Virginia — 2.6%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	2,729	3,139,731
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	1,553	1,713,820
		4,853,551
Washington — 0.8%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	1,365	1,556,112
Wisconsin — 1.7%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	2,859	3,172,408
Total Municipal Bonds Transferred to
Tender Option Bond (TOB) Trusts – 57.0%		108,532,627
Total Long-Term Investments
(Cost – $268,374,985) – 157.4%		299,690,151

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.01% (d)(e)	20,693	20,693
	Par (000)
New Jersey Health Care Facilities Financing Authority, RB, VRDN, Meridian-IV (AGC) (Wells Fargo Bank NA LOC), 0.12%, 8/01/12 (f)	$1,425	1,425,000
Total Short-Term Securities
(Cost – $1,445,693) – 0.7%		1,445,693

Value
Total Investments (Cost - $269,820,678*) – 158.1%	$301,135,844
Other Assets Less Liabilities – 1.3%	2,469,605
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (30.5)%	(58,189,656)
VMTP Shares, at Redemption Value – (28.9)%	(55,000,000)
Net Assets Applicable to Common Shares– 100.0%	$190,415,793

*	As of July 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$211,932,189
Gross unrealized appreciation	$31,817,485
Gross unrealized depreciation	(776,354)
Net unrealized appreciation	$31,041,131

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(d)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2012	Net Activity	Shares Held at July 31, 2012	Income
FFI Institutional Tax-Exempt Fund	27,550	(6,857)	20,693	$2

(e)	Represents the current yield as of report date.

(f)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2012	7

Schedule of Investments (concluded)	BlackRock MuniHoldings Fund II, Inc. (MUH)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
FSA	Financial Security Assurance Inc.
GARB	General Airport Revenue Bonds
Ginnie Mae	Government National Mortgage Association
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
LOC	Letter of Credit
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
VRDN	Variable Rate Demand Notes

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$299,690,151	—	$299,690,151
Short-Term Securities	$20,693	1,425,000	—	1,445,693
Total	$20,693	$301,115,151	—	$301,135,844

1        See above Schedule of Investments for values in each state or political subdivision.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2012, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB trust certificates	—	$(58,162,524)	—	$(58,162,524)
VMTP shares	—	(55,000,000)	—	(55,000,000)
Total	—	$(113,162,524)	—	$(113,162,524)

There were no transfers between levels for the period ended July 31, 2012.

BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2012	8

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Fund II, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Fund II, Inc.

Date: September 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Fund II, Inc.

Date: September 25, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Fund II, Inc.

Date: September 25, 2012